Accounts Receivables - Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	R$ 4,603,446	R$ 3,507,960	R$ 2,819,255
Transfers from contract assets	913,668	578,820
Transfers to other receivables (assets held for disposal)		(1,927)
Fair value recognition	164,492	86,014
Write-offs	(6,089)	(3,265)
Transfers to electricity grid use charges - customers	(96,142)	(815,428)
Receivables from concessions related to transfers of electricity grid usage charges		(91,737)
Interest	119,557	120,800
Other current receivables	12,867	10,609
Other non-current receivables	4,590,579	3,497,351
Power Distribution Service Concession [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	3,679,554	2,610,731	1,954,679
Transfers from contract assets	913,668	578,820
Transfers to other receivables (assets held for disposal)		(1,927)
Fair value recognition	161,244	82,424
Write-offs	(6,089)	(3,265)
Transfers to electricity grid use charges - customers	0
Receivables from concessions related to transfers of electricity grid usage charges		0
Interest	0	0
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	845,219	821,804	792,741
Transfers from contract assets	0	0
Transfers to other receivables (assets held for disposal)		0
Fair value recognition	0	0
Write-offs	0	0
Transfers to electricity grid use charges - customers	(96,142)
Receivables from concessions related to transfers of electricity grid usage charges		(91,737)
Interest	119,557	120,800
Generation Concession Agreements [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	78,673	75,425	R$ 71,835
Transfers from contract assets	0	0
Transfers to other receivables (assets held for disposal)		0
Fair value recognition	3,248	3,590
Write-offs	0	0
Transfers to electricity grid use charges - customers	0
Receivables from concessions related to transfers of electricity grid usage charges		0
Interest	R$ 0	R$ 0